Equity Commitment and Share Purchase Option - Summary of Key Inputs Used in Fair Value Calculation For Financial Instruments (Details) (Detail)	Dec. 31, 2020	Dec. 31, 2019 $ / shares
Funding Arrangement [Line Items]
Financial instruments measurement input	0
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Funding Arrangement [Line Items]
Financial instruments measurement input		1.57
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Funding Arrangement [Line Items]
Financial instruments measurement input		1.59
Measurement Input, Expected Term [Member] | Minimum [Member]
Funding Arrangement [Line Items]
Financial instruments measurement input		0.36
Measurement Input, Expected Term [Member] | Maximum [Member]
Funding Arrangement [Line Items]
Financial instruments measurement input		1.42
Measurement Input, Price Volatility [Member] | Minimum [Member]
Funding Arrangement [Line Items]
Financial instruments measurement input		105
Measurement Input, Price Volatility [Member] | Maximum [Member]
Funding Arrangement [Line Items]
Financial instruments measurement input		135
Measurement Input, Expected Dividend Rate [Member]
Funding Arrangement [Line Items]
Financial instruments measurement input		0
Series A Common Stock [Member]
Funding Arrangement [Line Items]
Fair value of Preferred Stock and Common Stock per share		$ 16.35
Series A-1 Preferred Stock [Member]
Funding Arrangement [Line Items]
Fair value of Preferred Stock and Common Stock per share		$ 16.35